S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 30, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant, including Range I, to which such officer or director is or will be required to present a business combination opportunity to such entities. If these entities decide to pursue any such opportunity, we may be precluded from pursuing such opportunities. As a result, Range I may be given priority over us with respect to business combination opportunities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations (including, without limitation, Range I), he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law.